Goodwill (Tables)	12 Months Ended
Jul. 31, 2020
Goodwill [Abstract]
Schedule of reconciliation of changes in goodwill
Balance as at July 31, 2018	$—
Additions	111,877
Balance as at July 31, 2019	$111,877
Impairment	(111,877)
Balance as at July 31, 2020	$—